Taxes Payable	12 Months Ended
Mar. 31, 2023
Taxes Payable
Taxes Payable
22.	Taxes Payable

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the years ended March 31, 2023 and 2022.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the years ended March 31, 2023 and 2022.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of March 31, 2023 and 2022.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2023	2022
Current	$431,161	$613,790
Deferred	(8,249)	(5,170)
Income tax expense	$422,912	$608,620

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the years ended March 31, 2023, 2022 and 2021, respectively:

	For the years ended March 31,
	2023	2022	2021
Income before income taxes	$(20,484,073)	$(791,672)	$6,977,308
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(5,121,018)	$(197,918)	$1,744,327
Effect of tax-exempt entity	557,311	719,274	1,232,710
Effect of pervious year over-paid tax expenses	2,446	1,314	498,924
Effect of non-tax deductible expenses and loss	47	35,847	3,342
Effect of deductible prior year loss	(11,010)	(18,406)	—
Effect of tax loss not recognized	1,356,114	68,509	—
Effect of pervious year over-accrued tax expenses	293,334	—	—
Effect of investment income(loss)not recognized	(181,107)	—	—
Effect of impairment not recognized	3,526,795	—	—
Income tax expense	$422,912	$608,620	$3,479,303

Deferred tax assets	$4,892,726	$68,345	$1,686
Valuation allowance	(4,892,726)	(68,345)	(1,686)
Deferred tax assets, net	—	—	—
Deferred tax liability	28,241	38,744	—
	$28,241	$38,744	$—

There was a temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of March 31, 2023 and 2022 due to the acquisition of Jisen Information, thus a deferred income tax expense is recognized. And the temporary difference in the financial statements for the year ended March 31, 2023 was derived from the net loss of Wuxi Wangdao and WOFE, and the impairment to property, plant and equipment, intangible asset, other receivable and long term investment. The Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future, thus the valuation allowance was recorded to net off the deferred tax assets.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

Taxes payable consisted of the followings:

	As of March 31,
	2023	2022
Income tax payable	$211,046	$81,610
VAT payable	41,092	46,035
Other tax payables	6,245	—
Total	$258,383	$127,645